SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash and restricted cash (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Nov. 30, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Administrative penalty	$ 41,389		$ 64,363		$ 640,067
Total cash and restricted cash	289,083	$ 2,171,492	565,817	$ 2,970,199
Restricted cash	150,532		387,496
Restricted cash related to investment			150,000
Cash			$ 200,000
Allowance for credit losses	$ 904,051	272,981
Recovery of allowance for expected credit losses		$ 272,981